Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2023
Auditor's remuneration [abstract]
Schedule of Auditors Remuneration Explanatory

	2023 A$	2022 A$	2021 A$
Audit or Review of Financial Reports
- Group	357,500	969,726	86,500
Agreed -upon-procedures
- Shares issued under the F-1	118,000	-	-
- Shelf (F-3) & ATM SEC filing	25,000	-	-
	500,500	969,726	86,500